Columbia Funds Series Trust I
290 Congress Street
Boston, MA 02210
August 2, 2021
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust I (the Registrant)
Columbia Adaptive Retirement 2020 Fund
Columbia Adaptive Retirement 2025 Fund
Columbia Adaptive Retirement 2030 Fund
Columbia Adaptive Retirement 2035 Fund
Columbia Adaptive Retirement 2040 Fund
Columbia Adaptive Retirement 2045 Fund
Columbia Adaptive Retirement 2050 Fund
Columbia Adaptive Retirement 2055 Fund
Columbia Adaptive Retirement 2060 Fund
Columbia Select Large Cap Growth Fund
Columbia Solutions Aggressive Portfolio
Columbia Solutions Conservative Portfolio
Multi-Manager Growth Strategies Fund
Post-Effective Amendment No. 386 File No. 002-99356 /811-04367
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 386 (Amendment). This Amendment was filed electronically on July 28, 2021.
If you have any questions, please contact either me at (212) 850-1703 or Rita Yun at (617) 385-9771.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust I